Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies [Text Block]

24. Commitments and contingencies

a) Minimum royalties

On November 18, 2019, KWESST entered into a non-exclusive license agreement with a third party for its product named DroneBullet, a drone whose principal function and operation is acting as a projectile to intercept aerial threats using kinetic force.  Under this license agreement, KWESST will pay 8% royalty on annual sales of the DroneBullet to the third party, subject to the following minimum annual payments.

  $150,000 for March 31, 2020 to December 31, 2020;
  $200,000 for January 1, 2021 to December 31, 2021;
  $300,000 for January 1, 2022 to December 31, 2022;
  $400,000 for January 1, 2023 to December 31, 2023; and
  $500,000 for January 1, 2024 to December 31, 2024.

In accordance with this license agreement, KWESST paid $150,000 advanced royalty to the third party in 2019 (see Note 25). Due to delays in completing a fully functional DroneBullet, the third party delayed its minimum annual royalty payment. In light of this delay, KWESST and the third party are currently renegotiating the contract to amend certain terms, including the timing for the first minimum annual payment.

This agreement will expire on March 31, 2025. The agreement was amended subsequent to September 30, 2020 (see Note 26(c)).

26. Commitments and contingencies

AerialX Drone Solutions ("AerialX")

On April 5, 2021, we entered into an amended and restated licensing agreement with AerialX to gain exclusive rights to manufacture, operate, and use its drone for the C-UAS (Counter Unmanned Aerial Systems) market, specifically for the United States Department of Defense and Canada's Department of National Defence for a period of two years from the date upon which AerialX will meet certain technical milestones. In consideration for this exclusivity, we have issued 1,429 common shares to AerialX ("Exclusive License Shares"). Based on our closing stock price of $95.90 on April 23, 2021 (TSX-V approval date), the fair value for these shares was $137,000. We recorded the $137,000 fair value as a license cost for the year ended September 30, 2021, with an equal offset to our share capital.

In addition to the Exclusive License Shares, we also agreed to issue an additional 1,429 common shares upon AerialX achieving the technical milestones. For the years ended September 30, 2022 and 2021, AerialX has not delivered on the technical milestones and therefore no recognition was made.

Additionally, we also agreed to issue up to 4,286 common shares subject to achieving the following performance milestones:

# of Common Shares	Milestones
1,071	$3 million in sales
1,429	$9 million in sales
1,786	$18 million in sales

The amended and restated licensing agreement also changed the terms of the annual minimum royalty payment to AerialX. The initial minimum royalty payment is not due prior to the first anniversary year of the Prototype Date, which is defined under the agreement as the date upon which a functioning prototype is received by us.

Under this agreement, we will pay a royalty ranging from 8% to 15% of sales of AerialX technology, subject to the following minimum payments:

•	1st anniversary: $150,000
•	2nd anniversary: $200,000
•	3rd anniversary: $300,000
•	4th anniversary: $400,000
•	5th anniversary: $500,000

In accordance with the original agreement dated November 18, 2019, in the first quarter of Fiscal 2020 we made a payment of $150,000 as an advance for future royalty payments (the "Advance"). This Advance was recorded as a non-current deposit at December 31, 2019 and September 30, 2020. During the year ended September 30, 2021, management performed a recoverability review of all our financial assets, including this Advance. Management made the recoverability assessment on the Advance based on anticipated future sales of the licensed technology. Due to the lack of delivery of a functional prototype during the year ended September 30, 2021, management concluded the timing and volume of future sales of the licensed drone was too uncertain.  Accordingly, we took a charge to net loss for the year ended September 30, 2021. This charge is included in general and administrative expenses in the consolidated statements of net loss and comprehensive loss.  As at September 30, 2022, ArielX has not delivered a functional prototype and no further royalties have been paid.

Under the amended and restated licensing agreement, we will continue to have non-exclusive worldwide license. This agreement will expire on April 30, 2026.